SUBSEQUENT EVENTS - Narrative (Details) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Aug. 02, 2024 USD ($) MW GW	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Consideration		$ 74.0	$ 31.0	$ 72.0	$ 124.0
Fixed quarterly distributions term	5 years
Class A preference shares annual rate	0.06519
Medium Term Notes
Disclosure of non-adjusting events after reporting period [line items]
Interest rate (%)		4.40%		4.40%		4.30%
Series 18 | Medium Term Notes
Disclosure of non-adjusting events after reporting period [line items]
Interest rate (%)	4.96%
Borrowings, face amount	$ 300.0
Series 17 (C$400) | Medium Term Notes
Disclosure of non-adjusting events after reporting period [line items]
Interest rate (%)	5.32%	5.30%		5.30%		0.00%
Borrowings, face amount	$ 100.0	$ 400.0		$ 400.0
2.00 GW Operating And Under Construction | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Ownership percentage	15.00%
Consideration	$ 32.0
2.00 GW Operating And Under Construction | Major business combination | Brookfield Renewable and Institutional Partners
Disclosure of non-adjusting events after reporting period [line items]
Ownership percentage	75.00%
Consideration	$ 162.0
Utility-scale solar capacity, development | GW	2
500 MW Operating Capacity | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Consideration	$ 18.0
500 MW Operating Capacity | Major business combination | Brookfield Renewable and Institutional Partners
Disclosure of non-adjusting events after reporting period [line items]
Ownership percentage	74.00%
Consideration	$ 89.0
Operating and under construction assets, power capacity | MW	500
3 GW Development Pipeline | Major business combination | Brookfield Renewable and Institutional Partners
Disclosure of non-adjusting events after reporting period [line items]
Utility-scale solar capacity, development | GW	3
103 MW Distributed Generation And 2.2 GW Development Pipeline | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Consideration	$ 7.0
Upfront payment	3.4
103 MW Distributed Generation And 2.2 GW Development Pipeline | Major business combination | Brookfield Renewable and Institutional Partners
Disclosure of non-adjusting events after reporting period [line items]
Consideration	$ 37.0
Power capacity | MW	103
Solar power capacity | GW	2.2
Upfront payment	$ 17.0
238 MW South Korea Portfolio | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Consideration	3.0
Incremental value	$ 21.0
238 MW South Korea Portfolio | Major business combination | Brookfield Renewable and Institutional Partners
Disclosure of non-adjusting events after reporting period [line items]
Ownership percentage	70.00%
Consideration	$ 13.0
Solar power capacity | MW	238
Incremental value	$ 104.0
150 MW Wind Facility In China | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Consideration	42.0
150 MW Wind Facility In China | Major business combination | Brookfield Renewable and Institutional Partners
Disclosure of non-adjusting events after reporting period [line items]
Consideration	$ 8.0
Operating and under construction assets, power capacity | MW	150
Powen | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Economic interest held	10.00%
Powen | Major business combination | Brookfield Renewable and Institutional Partners
Disclosure of non-adjusting events after reporting period [line items]
Economic interest held	50.00%